Reconciliation of financing activities in statement of cash flow (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	R$ 33,366,195
Acquired	4,301,626
Payments	(7,405,126)
Cash used in financing activities	(3,103,500)
Other changes
Interest paid	(1,916,801)
Interest and monetary and exchange variations, net	4,336,647
Currency translation adjustments	3,014,716
Additional dividends approved in the board meeting	0
Mandatory minimum dividends	0
Prescribed dividends / other	0
Total other changes	5,434,562
Ending balance	35,697,257
Borrowings
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	23,361,421
Acquired	4,301,626
Payments	(6,569,073)
Cash used in financing activities	(2,267,447)
Other changes
Interest paid	(1,304,811)
Interest and monetary and exchange variations, net	3,703,892
Currency translation adjustments	1,405,101
Additional dividends approved in the board meeting	0
Mandatory minimum dividends	0
Prescribed dividends / other	0
Total other changes	3,804,182
Ending balance	24,898,156
Debentures
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	313,324
Acquired	0
Payments	(23,124)
Cash used in financing activities	(23,124)
Other changes
Interest paid	(23,609)
Interest and monetary and exchange variations, net	27,918
Currency translation adjustments	0
Additional dividends approved in the board meeting	0
Mandatory minimum dividends	0
Prescribed dividends / other	0
Total other changes	4,309
Ending balance	294,509
Total borrowings and debentures
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	23,674,745
Acquired	4,301,626
Payments	(6,592,197)
Cash used in financing activities	(2,290,571)
Other changes
Interest paid	(1,328,420)
Interest and monetary and exchange variations, net	3,731,810
Currency translation adjustments	1,405,101
Additional dividends approved in the board meeting	0
Mandatory minimum dividends	0
Prescribed dividends / other	0
Total other changes	3,808,491
Ending balance	25,192,665
Braskem Idesa financing
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	9,691,450
Acquired	0
Payments	(812,929)
Cash used in financing activities	(812,929)
Other changes
Interest paid	(588,381)
Interest and monetary and exchange variations, net	604,837
Currency translation adjustments	1,609,615
Additional dividends approved in the board meeting	0
Mandatory minimum dividends	0
Prescribed dividends / other	0
Total other changes	1,626,071
Ending balance	10,504,592
Dividends
DisclosureOfFinancingActivitiesInStatementOfCashFlowLineItems [Line Items]
Beginning balance	3,850
Acquired	0
Payments	(1,499,900)
Cash used in financing activities	(1,499,900)
Other changes
Interest paid	0
Interest and monetary and exchange variations, net	0
Currency translation adjustments	0
Additional dividends approved in the board meeting	1,500,000
Mandatory minimum dividends	667,419
Prescribed dividends / other	1,026
Total other changes	2,168,445
Ending balance	R$ 672,395